Commitments, contingent liabilities and contingent assets (Tables)	12 Months Ended
Dec. 31, 2025
Commitments, contingent liabilities and contingent assets
Schedule of commitments

	2025	2024
Commitments	$m	$m
Contracts placed for future capital expenditure on Property, plant and equipment and software development costs not provided for in these Financial Statements	1,727	1,575

Schedule of potential development and revenue-related payments

					Years 5
	Total	Under 1 year	Years 1 and 2	Years 3 and 4	and greater
	$m	$m	$m	$m	$m
Future potential research and development milestone payments	10,182	1,226	3,698	3,013	2,245
Future potential revenue milestone payments	21,301	45	1,290	4,742	15,224